Note 16 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Fair Value Measurement as of December 31, 2024
	Total	(Level 1)	(Level 2)	(Level 3)
Assets
Interest rate swap contract, current portion	$184,392	-	$184,392	-
Interest rate swap contract, long-term portion	$200,636	-	$200,636	-
	Fair Value Measurement as of December 31, 2023
	Total	(Level 1)	(Level 2)	(Level 3)
Liabilities
Interest rate swap contract, current portion	$56,042	-	$56,042	-
Interest rate swap contract, long-term portion	$168,138	-	$168,138	-

Fair Value Measurements, Nonrecurring [Table Text Block]
Vessel	Significant Other Observable Inputs (Level 2) (amounts in $million)	Loss (amounts in $million)
M/V Jonathan P	$7.1	$13.8